INCOME TAX (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income Tax Statutory Tax Rate Prc [Line Items]
Income before income taxes	$ 125,227	$ 91,312	$ 60,618
Effect of preferential tax treatment	(10,167)	(5,027)	(5,994)
Withholding tax on dividend paid by subsidiaries	3,271
Total	26,040	19,861	8,097
People Republic Of China Subsidiaries [Member]
Income Tax Statutory Tax Rate Prc [Line Items]
Income before income taxes	125,227	91,312	60,618
Expected income tax expense at statutory tax rate in the PRC	31,307	22,828	15,155
Effect of different tax rates in various jurisdictions	1,286	2,709	898
Effect of preferential tax treatment	(12,453)	(5,027)	(5,994)
Effect of non-taxable income	(6,770)	(5,747)	(5,006)
Effect of additional deductible research and development expenses	(2,772)	(2,604)	(2,743)
Effect of non-deductible expenses	8,402	6,379	6,436
Effect of change in tax rate	(4,191)	0	(2,968)
Change in valuation allowance	1,475	2,075	2,233
Tax rate differential on deferred tax items	3,139	(2,193)	(699)
Withholding tax on dividend paid by subsidiaries	6,028	1,381	1,248
Recognition of temporary difference not recognized in previous years	323	284	(287)
Others	266	(224)	(176)
Total	$ 26,040	$ 19,861	$ 8,097